Share-Based Compensation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued liabilities, Share-Based Compensation Obligation		$ 1,078	$ 637
Restricted Stock Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period - service years, option 1		1 year
Vesting Period - service years, option 2		2 years
Vesting Period - service years, option 3		3 years
Vesting Period - service years, option 4		4 years
Vested in Period, Fair Value		$ 78	36	$ 50
Grants in Period, Number of Awards		0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period - service years, option 1		2 years
Vesting Period - service years, option 2		3 years
Vesting Period - service years, option 3		4 years
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period, Cliff Vesting		3 years
Performance Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Target Amount Earned Upon Vesting If Threshold Performance is Met		50.00%
Performance Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Target Amount Earned Upon Vesting If Threshold Performance is Met		200.00%
Phantom Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period - service years, option 1		2 years
Vesting Period - service years, option 2		3 years
Vesting Period - service years, option 3		4 years
Vested in Period, Fair Value		$ 86	$ 78	$ 50
Grants in Period, Number of Awards		0	1,800,000	5,900,000
Accrued liabilities, Share-Based Compensation Obligation			$ 1
2003 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		21,000,000
2011 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		35,000,000
Number of Additional Shares Authorized	7,800,000
2015 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		1,000,000
Number of Shares Granted Plan-to-Date		200,000
Share-based Payment Award, Number of Shares Available for Grant		0